Note 5 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by segment are as follows:

(amounts in millions)	Performance Applications	Agricultural Solutions	Total
Predecessor:
Balance, December 31, 2012	$476.2	$—	$476.2
Foreign currency translation and other	(4.4)	—	(4.4)
Balance, October 31, 2013	$471.8	$—	$471.8
Successor:
Balance, April 23, 2013 (Inception)	$—	$—	$—
Addition from acquisitions	990.2	—	990.2
Foreign currency translation and other	(0.4)	—	(0.4)
Balance, December 31, 2013	989.8	—	989.8
Addition from acquisitions	16.3	459.6	475.9
Foreign currency translation and other	(44.9)	(15.5)	(60.4)
Balance, December 31, 2014	$961.2	$444.1	$1,405.3

Schedule of Finite-Lived Intangible Assets
Intangible assets subject to amortization were as follows:

(amounts in millions)	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Book Value
Customer lists	$613.6	$(71.6)	$542.0	$494.0	$(6.4)	$487.6
Developed technology	760.5	(50.8)	709.7	164.2	(2.4)	161.8
Tradenames	19.7	(1.0)	18.7	—	—	—
Non-compete agreement	1.9	(0.1)	1.8	—	—	—
Total	$1,395.7	$(123.5)	$1,272.2	$658.2	$(8.8)	$649.4